Financial Risk Management - Summary of Net Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 425,172	$ 536,160	$ 468,092	$ 336,197
Financial assets at fair value through profit or loss	129,319	102,677
Financial liabilities	(658,469)	(607,398)
Lease liabilities	(4,000)	(3,957)
Net Derivative financial instrument	(6,227)	(948)
Capital Management
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	425,172	536,160
Financial assets at fair value through profit or loss	129,319	102,677
Financial liabilities	(50,455)
Lease liabilities	(4,000)	(3,957)
Net Derivative financial instrument	(3,353)	(948)
Net cash/(debt)	496,683	633,932
Cash and liquid investments	554,491	638,837
Gross debt	$ (57,808)	$ (4,905)